Consolidated Balance Sheets (Parentheticals) - $ / shares		Jul. 24, 2025	Sep. 30, 2025	Sep. 30, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value	[1]		$ 0.0000625	$ 0.0000625
Ordinary shares, shares authorized	[1]		800,000,000	800,000,000
Ordinary shares, shares issued	[1]		16,000,000	16,000,000
Ordinary shares, shares outstanding	[1]		16,000,000	16,000,000
Number of shares split		16,000-for-1

[1]	Giving retroactive effect to the 16,000-for-1 share split effected on July 24, 2025.